SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Amount
Options outstanding at beginning of year	66,667
Granted
Forfeited			(66,667)
Options outstanding at end of year	66,667		66,667
Vested and expected to vest at end of year	66,667
Options exercisable at end of year	66,667
Weighted average exercise price
Options outstanding at beginning of year	$ 0.97
Granted
Forfeited
Options outstanding at end of year	$ 0.97		$ 0.97
Vested and expected to vest at end of year	$ 0.97
Options exercisable at end of year	$ 0.97
Weighted average remaining contractual life
Options outstanding at beginning of year	1 year 7 months 6 days		1 year 7 months 6 days
Granted
Forfeited
Options outstanding at end of year	1 year 7 months 6 days		1 year 7 months 6 days
Vested and expected to vest at end of year	1 year 7 months 6 days
Options exercisable at end of year	1 year 7 months 6 days
Aggregate intrinsic value
Options outstanding at beginning of year		[1]
Granted		[1]
Forfeited		[1]
Options outstanding at end of year		[1]		[1]
Vested and expected to vest at end of year		[1]
Options exercisable at end of year		[1]

[1]	All options were out of the money as of December 31, 2014 and 2013 and their intrinsic value was considered as zero.